Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OPERATING ACTIVITIES
Net income (loss)	$ 20,332	$ (2,448)
Items not affecting cash:
Non-cash cost of sales related to Greenstone gold interest	11,580	7,992
Depletion	6,177	843
Share-based compensation	1,674	2,565
Change in fair value of Greenstone gold interest	(32,922)	(14,060)
Change in fair value of convertible debt derivative liability	(3,285)	(400)
Impairment of royalty interest		8,350
Unrealized foreign exchange loss (gain)	5	(798)
Foreign exchange on convertible debt repaid	518
Finance and interest expense (net of interest income)	11,895	3,431
Income tax expense	9,270	1,574
Income taxes paid	(559)	(509)
Changes in non-cash working capital	(7,740)	857
Cash flows provided by (used in) operating activities	16,945	7,397
INVESTING ACTIVITIES
Acquisition of stream and royalty interests	(159,457)	(76)
Sale of investment		1,032
Cash flows provided by (used in) investing activities	(159,457)	956
FINANCING ACTIVITIES
Proceeds from credit facilities	181,000
Repayment of credit facilities	(11,000)	(19,000)
Repayment of convertible debt	(16,390)
Proceeds from private placement, net of issue costs		7,495
Financing costs and interest paid	(8,773)	(1,987)
Cash flows provided by (used in) financing activities	144,837	(13,492)
Impact of foreign exchange on cash	(50)	(150)
Increase (decrease) in cash for the year	2,275	(5,289)
Cash - beginning of year	1,431	6,720
Cash - end of year	$ 3,706	$ 1,431